Change Finance U.S. Large Cap Fossil Fuel Free ETF
Schedule of Investments
April 30, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Basic Materials - 1.1%
11,528	International Paper Company	$668,624

	Communications - 9.1%
283	Alphabet, Inc. - Class A (a)	666,041
280	Alphabet, Inc. - Class C (a)	674,833
12,752	Cisco Systems, Inc.	649,204
2,188	Okta, Inc. (a)	590,104
8,323	Omnicom Group, Inc.	684,650
8,713	Snap, Inc. - Class A (a)	538,638
2,951	VeriSign, Inc. (a)	645,590
10,346	Verizon Communications, Inc.	597,895
3,911	Zendesk, Inc. (a)	571,593
		5,618,548
	Consumer, Cyclical - 11.0%
5,746	Best Buy Company, Inc.	668,087
6,124	Caesars Entertainment, Inc. (a)	599,172
1,755	Deckers Outdoor Corporation (a)	593,541
23,113	Gap, Inc.	765,041
6,109	Hasbro, Inc.	607,540
3,864	Marriott International, Inc. - Class A	573,881
15,141	MGM Resorts International	616,542
4,247	NIKE, Inc. - Class B	563,237
850	Tesla, Inc. (a)	603,024
8,670	TJX Companies, Inc.	615,570
7,230	V.F. Corporation	633,782
		6,839,417
	Consumer, Non-Cyclical - 24.2%
4,781	Abbott Laboratories	574,102
5,310	AbbVie, Inc.	592,065
2,567	Amgen, Inc.	615,156
3,286	Automatic Data Processing, Inc.	614,449
2,374	Becton Dickinson and Company	590,675
9,328	Bristol-Myers Squibb Company	582,254
2,745	Cigna Corporation	683,532
6,888	Edwards Lifesciences Corporation (a)	657,942
2,797	Eli Lilly & Company	511,208
2,020	Estée Lauder Companies, Inc. - Class A	633,876
10,404	General Mills, Inc.	633,187
1,520	Humana, Inc.	676,765
778	Intuitive Surgical, Inc. (a)	672,970

3,615	Johnson & Johnson	588,268
4,456	Kimberly-Clark Corporation	594,074
4,891	Medtronic plc	640,330
7,879	Merck & Company, Inc.	586,986
2,100	Moody’s Corporation	686,091
2,207	PayPal Holdings, Inc. (a)	578,874
1,741	S&P Global, Inc.	679,669
11,979	Service Corporation International	640,158
12,819	Terminix Global Holdings, Inc. (a)	652,359
1,275	Thermo Fisher Scientific, Inc.	599,543
1,739	UnitedHealth Group, Inc.	693,513
		14,978,046
	Energy - 0.7%
9,142	Sunrun, Inc. (a)	447,958

	Financial - 16.4%
4,235	American Express Company	649,437
2,534	Aon plc - Class A	637,149
13,685	Bank of New York Mellon Corporation	682,609
823	BlackRock, Inc.	674,284
9,273	Charles Schwab Corporation	652,819
3,518	Chubb, Ltd.	603,654
2,870	CME Group, Inc.	579,711
886	Equinix, Inc.	638,593
5,187	Intercontinental Exchange, Inc.	610,562
4,964	Marsh & McLennan Companies, Inc.	673,614
1,631	Mastercard, Inc. - Class A	623,140
3,398	PNC Financial Services Group, Inc.	635,256
5,775	Prologis, Inc.	672,961
3,526	T. Rowe Price Group, Inc.	631,859
10,916	Ventas, Inc.	605,401
2,694	Visa, Inc. - Class A	629,211
		10,200,260
	Industrial - 3.3%
15,666	Carrier Global Corporation	682,724
6,880	Fortune Brands Home & Security, Inc.	722,263
3,736	Trane Technologies plc	649,429
		2,054,416
	Technology - 33.0% (b)
1,246	Adobe, Inc. (a)	633,393
6,108	Akamai Technologies, Inc. (a)	663,940
4,719	Apple, Inc.	620,360
4,840	Applied Materials, Inc.	642,316
2,073	Autodesk, Inc. (a)	605,129

4,015	Broadridge Financial Solutions, Inc.	636,899
4,056	Cadence Design Systems, Inc. (a)	534,459
6,384	Ceridian HCM Holding, Inc. (a)	603,160
8,346	Cerner Corporation	626,367
4,284	Citrix Systems, Inc.	530,573
7,790	Cognizant Technology Solutions Corporation - Class A	626,316
2,527	DocuSign, Inc. (a)	563,369
4,275	Electronic Arts, Inc.	607,392
1,547	EPAM Systems, Inc. (a)	708,139
4,144	Fidelity National Information Services, Inc.	633,618
4,999	Fiserv, Inc. (a)	600,480
19,749	HP, Inc.	673,638
1,115	HubSpot, Inc. (a)	586,992
1,470	Intuit, Inc.	605,875
2,462	Microsoft Corporation	620,868
1,482	MongoDB, Inc. (a)	440,836
8,868	Oracle Corporation	672,107
6,282	Paychex, Inc.	612,432
2,645	salesforce.com, Inc. (a)	609,196
7,812	Seagate Technology plc	725,266
1,077	ServiceNow, Inc. (a)	545,360
13,977	Slack Technologies, Inc. - Class A (a)	592,624
2,335	Synopsys, Inc. (a)	576,885
1,454	Twilio, Inc. - Class A (a)	534,781
2,040	Veeva Systems, Inc. - Class A (a)	576,198
8,348	Western Digital Corporation	589,619
2,335	Workday, Inc. - Class A (a)	576,745
1,158	Zebra Technologies Corporation - Class A (a)	564,803
1,547	Zoom Video Communications, Inc. - Class A (a)	494,375
		20,434,510
	Utilities - 1.0%
4,030	American Water Works Company, Inc.	628,640
	TOTAL COMMON STOCKS (Cost $53,328,196)	61,870,419
	TOTAL INVESTMENTS (Cost $53,328,196) - 99.8%	61,870,419
	Other Assets in Excess of Liabilities - 0.2%	138,453
	NET ASSETS - 100.0%	$62,008,872

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at April 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$61,870,419	$-	$-	$61,870,419
Total Investments in Securities	$61,870,419	$-	$-	$61,870,419
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended April 30, 2021, the Fund did not recognize any transfers to or from Level 3.